Note 3 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

3.           Impact of recently issued accounting standards

Recently adopted accounting guidance

Reference Rate Reform

The FASB has issued three ASUs related to reference rate reform. In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and in January 2021 the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope. With reference rates like the various tenors of the London Interbank Offered Rates (“LIBOR”) being discontinued between December 31, 2021 and June 30, 2023, a significant volume of contracts and other arrangements will be impacted by the transition required to alternative reference rates. The ASUs provides optional expedients and exceptions to reduce the costs and complexity of applying existing GAAP to contract modifications and hedge accounting if certain criteria are met. The standard is effective for a limited time for all entities through December 31, 2022. In December 2022, FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, with immediate effect, to defer the sunset date from December 31, 2022 to December 31, 2024, after which the entities will no longer be permitted to apply the relief in Topic 848. The Company has certain debt arrangements which may qualify for use of the practical expedients permitted under the guidance. The Company has evaluated arrangements subject to rate reform and the options under the ASUs to facilitate an orderly transition to alternative reference rates and their potential impacts on its consolidated financial statements and disclosures. There was no impact on the Company’s financial statements.

Improvements to Reportable Segment Disclosures

In November 2023, FASB issued ASU No. 2023-07 Improvements to Reportable Segment Disclosures. The amendments in this update improve financial reporting by requiring disclosure of incremental segment information on an interim and annual basis, primarily through enhanced disclosures about significant segment expenses.

The Company adopted ASU 2023-07 for the year ended December 31, 2024. The financial statement disclosures related to reported operating segments have been enhanced to provide additional details related to the expenses used in evaluating the performance of the segments. In conjunction with the adoption of ASU 2023-07 and the change to the Company’s reportable operating segments in the third quarter (see Note 2), the Company has changed its previously reported segment profit measure from segment operating earnings to segment Adjusted EBITDA. The change resulted from a reassessment in the fourth quarter of the primary profit measure used by the Company’s Chief Operating Decision Maker when evaluating the performance of the new reportable segments and when making decisions on the allocation of resources. Comparative data in note 26 has been recast to report segment Adjusted EBITDA as the segment profit measure.

Recently issued accounting guidance, not yet adopted

Improvements to Income Tax Disclosures

In December 2023, FASB issued ASU No. 2023-09 Improvements to Income Tax Disclosures. The amendments in this update encourage transparency in income tax disclosures by requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disclosures. The amendments are effective for annual periods beginning after December 15, 2024 with early adoption permitted and should be applied on a prospective basis, however, retrospective application is permitted. The Company is currently assessing the impacts of this ASU on its disclosures.

Reporting Comprehensive Income – Expense Disaggregation Disclosures

In November 2024, FASB issued ASU No. 2024-03 Expense Disaggregation Disclosures. The amendments in this Update aims to improve disclosures for commonly presented expense captions (such as cost of sales, selling, general and administrative expenses and research and development). The amendments are effective for annual periods beginning after December 15, 2026 with early adoption permitted that must be applied on a prospective basis, however, retrospective application is allowed. The Company is currently assessing the impacts of this ASU on its disclosures.